Document and Entity Information	Jan. 09, 2024
Document And Entity Information [Line Items]
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001567094
Document Type	8-K
Document Period End Date	Jan. 09, 2024
Entity Registrant Name	CNH INDUSTRIAL N.V.
Entity Incorporation State Country Code	P7
Entity File Number	001-36085
Entity Address, Address Line One	Cranes Farm Road
Entity Address, Address Line Two	Basildon
Entity Address, City or Town	Essex
Entity Address, Postal Zip Code	SS14 3AD
Entity Address, Country	GB
City Area Code	2079
Local Phone Number	251964
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Shares, par value €0.01
Trading Symbol	CNHI
Security Exchange Name	NYSE
A 3.850 Notes Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.850% Notes due 2027
Trading Symbol	CNHI27
Security Exchange Name	NYSE